Stock-Based Compensation Plans - Schedule of Stock-based Compensation Expense (Details) - Share-based Payment Arrangement [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 95	$ 37	$ 40
Share-based Payment Arrangement, Expense, Tax Benefit	(25)	(9)	(10)
Share-based Payment Arrangement, Expense, after Tax	$ 70	$ 28	$ 30